Lease obligation (Details 4)	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Lease obligation
Amortization of lease incentives and other	$ (9,997)		$ (8,099)	$ (4,010)
ROU asset amortization	263,627		600,911	608,495
Lease liability accretion	$ 99,803		90,378	$ 147,664
Non-cash lease amortization and accretion		$ 353,433	$ 683,190		$ 752,149